Series A Convertible Preferred Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2015
Series Convertible Preferred Stock Warrants Tables
Summary of information about the Series A Preferred Stock Warrants outstanding
Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable

	Underlying	Weighted Average	Weighted	Shares	Weighted
Range of	Shares	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.001	2,000,000	4.5 years	$0.001	2,000,000	$0.001

Weighted-average assumptions used for grants
	December 31,	December 31,
	2015	2014

Average risk-free interest rates	N/A	N/A
Average expected life (in years)	N/A	N/A

Summary of activity of outstanding series A preferred stock warrants
		Weighted
		Average
	Number of	Exercise
	Shares	Price

Balance, December 31, 2013	2,000,000	$0.001
Warrants expired	-	-
Warrants granted	-	-
Warrants exercised	-	-
Balance, December 31, 2014	2,000,000	$0.001
Warrants expired	-	-
Warrants granted	-	-
Warrants exercised	-	-
Balance, December 31, 2015	2,000,000	$0.001

Exercisable, December 31, 2015	2,000,000	$0.001